Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost, recognition period			1 year 6 months
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,559	$ 2,853	$ 5,112	$ 5,953
Unrecognized compensation cost	$ 9,950		$ 9,950
Intrinsic value of PSU outstanding (in dollars per share)	$ 18.99	$ 30.85	$ 18.99	$ 30.85
Intrinsic value of PSU	$ 15,700	$ 35,300	$ 15,700	$ 35,300